Other disclosures - Financial assets measured at other than fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Loans and advances - Credit institutions
Financial assets
Financial assets	91,033	145,366
Loans and advances - Customers
Financial assets
Financial assets	728,335	676,636
Debt instruments.
Financial assets
Financial assets	355,333	317,124
Financial assets at amortized cost category | Balances with the Central Bank
Financial assets
Financial assets, fair value	39,417	30,230
Financial assets	39,414	30,230
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	36,762	47,002
Financial assets	36,895	47,034
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	730,226	641,681
Financial assets	699,671	666,772
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	11,257	51,093
Financial assets	11,257	52,419
Level 1 | Financial assets at amortized cost category | Balances with the Central Bank
Financial assets
Financial assets, fair value	39,417	30,230
Level 1 | Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value		40,063
Level 2 | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	21,616	28,839
Level 2 | Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	2,892	6,339
Level 2 | Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets, fair value	11,257	11,030
Level 3 | Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets, fair value	15,146	18,163
Level 3 | Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets, fair value	$ 727,334	$ 635,342